AST COHEN & STEERS REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 98.7%
Common Stocks
Casinos & Gaming — 2.0%
Boyd Gaming Corp.	95,259	$6,412,836
Caesars Entertainment, Inc.*	89,091	3,896,840
		10,309,676
Diversified REITs — 1.3%
WP Carey, Inc.(a)	119,783	6,760,552
Health Care REITs — 10.6%
Healthcare Realty Trust, Inc.(a)	616,226	8,719,598
Healthpeak Properties, Inc.	130,428	2,445,525
Welltower, Inc.	453,942	42,416,340
		53,581,463
Hotel & Resort REITs — 0.7%
Host Hotels & Resorts, Inc.(a)	179,788	3,718,016
Industrial REITs — 9.7%
Americold Realty Trust, Inc.	317,346	7,908,262
Prologis, Inc.	315,288	41,056,804
		48,965,066
Office REITs — 1.7%
Highwoods Properties, Inc.(a)	327,244	8,567,248
Residential REITs — 17.1%
American Homes 4 Rent (Class A Stock)(a)	223,649	8,225,810
Apartment Income REIT Corp.	161,305	5,237,573
Camden Property Trust(a)	80,682	7,939,109
Essex Property Trust, Inc.(a)	57,338	14,036,916
Invitation Homes, Inc.	687,577	24,484,617
Sun Communities, Inc.	129,696	16,676,312
UDR, Inc.	267,656	10,013,011
		86,613,348
Retail REITs — 13.3%
Kimco Realty Corp.	370,302	7,261,622
Realty Income Corp.	429,723	23,248,014
Simon Property Group, Inc.	235,336	36,827,731
		67,337,367
Specialized REITs — 42.3%
American Tower Corp.	249,666	49,331,505
Crown Castle, Inc.	231,632	24,513,615
Digital Realty Trust, Inc.	251,038	36,159,513
Equinix, Inc.	28,328	23,379,948
Extra Space Storage, Inc.	109,769	16,136,043
Iron Mountain, Inc.	310,575	24,911,221
	Shares	Value
Common Stocks (continued)
Specialized REITs (cont’d.)
Public Storage	31,419	$9,113,395
SBA Communications Corp.	15,120	3,276,504
VICI Properties, Inc.	517,126	15,405,184
Weyerhaeuser Co.	334,089	11,997,136
		214,224,064

Total Long-Term Investments (cost $484,488,712)		500,076,800
Short-Term Investments — 9.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.552%)(wb)	5,882,176	5,882,176
PGIM Institutional Money Market Fund (7-day effective yield 5.664%) (cost $42,717,064; includes $42,473,590 of cash collateral for securities on loan)(b)(wb)	42,734,970	42,713,602

Total Short-Term Investments (cost $48,599,240)		48,595,778

TOTAL INVESTMENTS—108.3% (cost $533,087,952)		548,672,578

Liabilities in excess of other assets — (8.3)%		(41,929,818)

Net Assets — 100.0%		$506,742,760

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $42,198,108; cash collateral of $42,473,590 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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